Segment information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues, cost of revenues and gross profit

	For the Fiscal Years ended September 30,
	2025	2024	2023

Revenue - projects	$12,339,392	$7,467,346	$8,792,782
Revenue - products	811,812	7,748,444	6,150,640
Revenue - services	246,589	308,469	365,943
Total revenues	$13,397,793	$15,524,259	$15,309,365

	For the Fiscal Years ended September 30,
	2025	2024	2023

Cost of revenue – projects	$11,339,101	$5,697,177	$6,639,072
Cost of revenue – products	669,855	6,659,702	5,245,587
Cost of revenue – services	215,895	283,105	337,003
Total cost of revenues	$12,224,851	$12,639,984	$12,221,662

	For the Fiscal Years ended September 30,
	2025	2024	2023

Gross profit - projects	$1,000,291	$1,770,169	$2,153,710
Gross profit - products	141,957	1,088,742	905,053
Gross profit - services	30,694	25,364	28,940
Total gross profit	$1,172,942	$2,884,275	$3,087,703

Revenue by recognition method are as follows:

	For the Fiscal Years ended September 30,
	2025	2024	2023

Revenue recognized over time	$12,339,392	$7,467,346	$8,792,782
Revenue recognized at a point in time	1,058,401	8,056,913	6,516,583
Total revenues	$13,397,793	$15,524,259	$15,309,365